Other accounts receivable and other assets, net, and other accounts payable, provisions and other liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Summary Of Assets And Liabilities
(a)	These captions are comprised of the following:

	2020	2019
	S/(000)	S/(000)
Other accounts receivable and other assets
Financial instruments
Accounts receivable related to derivative financial instruments (b)	395,249	220,776
Other accounts receivable, net	357,783	393,254
Accounts receivable from sale of investments (c)	111,237	74,373
Operations in process (d)	93,933	45,613
Assets for technical reserves for claims and premiums by reinsurers	59,235	77,430
Others	35,952	39,760

	1,053,389	851,206

Non-financial instruments
Payments in advance of Income Tax	149,356	25,270
Investments in associates	70,344	72,301
Deferred charges	52,939	63,377
Realizable assets, received as payment and seized through legal actions	23,224	22,446
Prepaid rights to related entity, Note 27(f)	3,400	6,628
Others	2,377	10,644

	301,640	200,666

Total	1,355,029	1,051,872

Other accounts payable, provisions and other liabilities
Financial instruments
Contract liability with investment component, Note 3.4(d)	505,177	377,721
Other accounts payable	421,364	436,331
Accounts payable related to derivative financial instruments (b)	271,326	222,305
Lease liabilities, Note 8(e)	269,755	341,836
Accounts payable for acquisitions of investments (c)	185,432	75,820
Operations in process (d)	175,194	132,982
Workers’ profit sharing and salaries payable	110,640	134,710
Allowance for indirect loan losses, Note 6(d.2)	57,723	39,694
Accounts payable to reinsurers and coinsurers	7,176	7,328

	2,003,787	1,768,727

Non-financial instruments
Provision for other contingencies	48,711	50,931
Deferred income	46,976	55,348
Taxes payable	38,853	76,423
Others	7,825	8,798

	142,365	191,500

Total	2,146,152	1,960,227

Summary of Fair Value of Derivative Financial Instruments
(b)
The following table presents, as of December 31, 2020 and 2019, the fair value of derivative financial instruments recorded as assets or liabilities, including their notional amounts. The notional gross amount is the nominal amount of the derivative’s underlying asset and it is the base over which changes in the fair value of derivatives are measured; see Note 18(a):

2020	Note		Assets	Liabilities	Notional amount	Effective part recognized in other comprehensive income during the year	Maturity	Hedged instruments	Caption of the consolidated statement of financial position where the hedged item has been recognized
			S/(000)	S/(000)	S/(000)	S/(000)
Derivatives held for trading (*) -
Forward exchange contracts			23,512	13,935	3,661,038	—	Between January 2021 and December 2022	—	—
Interest rate swaps			140,906	139,531	4,382,535	—	Between May 2021 and June 2036	—	—
Currency swaps			69,007	50,192	2,520,758	—	Between April 2021 and April 2028	—	—
Cross currency swaps			—	67,523	213,125	—	January 2023	—	—
Options			—	145	22,700	—	Between January 2021 and June 2021	—	—

			233,425	271,326	10,800,156	—
Derivatives held as hedges -
Cash flow hedges:
Cross currency swaps (CCS)	13	(g)	126,839	—	1,596,861	(10,768)	January 2023	Corporate bonds	Bonds, notes and obligations outstanding
Cross currency swaps (CCS)	13	(i)	34,985	—	543,150	(5,904)	October 2027	Senior bonds	Bonds, notes and obligations outstanding
Interest rate swaps (IRS) (**)	12	(h)	—	—	—	964	—	—	—
Interest rate swaps (IRS) (**)	12	(i)	—	—	—	677	—	—	—
Interest rate swaps (IRS) (**)	12	(j)	—	—	—	681	—	—	—

			161,824	—	2,140,011	(14,350)

			395,249	271,326	12,940,167	(14,350)

2019	Note		Assets	Liabilities	Notional amount	Effective part recognized in other comprehensive income during the year	Maturity	Hedged instruments	Caption of the consolidated statement of financial position where the hedged item has been recognized
			S/(000)	S/(000)	S/(000)	S/(000)
Derivatives held for trading (*) -
Forward exchange contracts			95,961	45,276	9,289,914	—	Between January 2020 and January 2021	—	—
Interest rate swaps			81,517	75,071	4,238,143	—	Between November 2020 and December 2029	—	—
Currency swaps			30,438	36,428	1,727,922	—	Between January 2020 and September 2026	—	—
Cross currency swaps			—	50,523	195,056	—	January 2023	—	—
Options			33	126	22,154	—	Between January 2020 and December 2020	—	—

			207,949	207,424	15,473,189	—
Derivatives held as hedges -
Cash flow hedges:
Cross currency swaps (CCS)	13	(g)	12,827	8,225	1,461,474	(31,211)	January 2023	Corporate bonds	Bonds, notes and obligations outstanding
Cross currency swaps (CCS)	13	(i)	—	2,821	497,100	(19,694)	October 2027	Senior bonds	Bonds, notes and obligations outstanding
Interest rate swaps (IRS)	12	(h)	—	1,670	132,560	(285)	November 2020	Due to banks	Due to banks and correspondents
Interest rate swaps (IRS)	12	(i)	—	1,080	82,850	(289)	December 2020	Due to banks	Due to banks and correspondents
Interest rate swaps (IRS)	12	(j)	—	1,085	82,850	(287)	December 2020	Due to banks	Due to banks and correspondents
Cross currency swaps (CCS)			—	—	—	1,097	—	—	—

			12,827	14,881	2,256,834	(50,669)

			220,776	222,305	17,730,023	(50,669)

(*)
As of December 31, 2020, 2019 and 2018, the Group recognized losses for S/39,207,000, gains for S/62,183,000 and losses for S/13,124,000, respectively, for valuation of derivative financial instruments held for trading, which were recorded in the caption “Net gain from financial assets at fair value through profit or loss” in the consolidated statement of income.

(**)	As of December 31, 2020, it corresponded to derivative financial instruments whose hedge items were cancelled in 2020.

Summary of Future Effect of Current Cash Flow Hedges
(iv)
The future effect of current cash flow hedges on the consolidated statement of income, net of the deferred Income Tax, which will be included in the caption “Net gain of financial assets at fair value through profit or loss” when realized, is presented below:

	As of December 31, 2020				As of December 31, 2019
	Up to 1 year	From 1 to 3 years	Over 5 years	Expected effect	Up to 1 year	From 1 to 3 years	Over 3 years	Expected effect
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Consolidated statement of income – Income (expense)	(1,123)	(15,653)	(20,332)	(37,108)	(2,891)	(492)	(19,375)	(22,758)

Summary of Cash Flow Hedges Reclassified to Consolidated Income Statements
(v)	The gain (loss) for cash flow hedges reclassified to the consolidated statement of income for the year ended as of December 31, 2020 and 2019, is as follows:

	2020	2019
	S/(000)	S/(000)
Interest expenses from cash flow hedges	(80,954)	(85,431)
Interest income from cash flow hedges	56,208	61,338
Expenses for exchange differences from cash flow hedges	(53,058)	(167,780)
Income for exchange differences from cash flow hedges	234,195	137,508

	156,391	(54,365)

Summary of Hedging Instruments and Its Cash Flow Hedges Due to Maturities
The following table shows hedging instruments that the Group uses in its cash flow hedges due to maturities:

December 31, 2020	3 to 12 months	1 to 5 years	Over 5 years	Total
Cross currency swaps (CCS)
Notional	—	1,596,861	543,150	2,140,011
Average interest rate in US Dollars	—	3.38%	—	—
Average interest rate in Soles	—	4.87%	1.88%	—
Average exchange rate Sol / US Dollar	—	3.26	3.24	—

December 31, 2019	3 to 12 months	1 to 5 years	Over 5 years	Total
Cross currency swaps (CCS)
Notional	—	1,461,474	497,100	1,958,574
Average interest rate in US Dollars	—	3.38%	—	—
Average interest rate in Soles	—	4.87%	1.88%	—
Average exchange rate Sol / US Dollar	—	3.26	3.24	—
Interest rate swaps (IRS)	298,260	—	—	298,260
Notional
Average interest rate in US Dollars	3.96%	—	—	—

Summary of Derivatives Subject to Reform of Reference Interest Rate
(vi)
The following table shows the nominal value and the weighted average maturity of derivative and non-derivative
financial instruments that are subject to the reform of the reference interest rate; see Note 3.4(ag):

	2020		2019
	Derivative nominal value S/(000)	Average term (in years)	Derivative nominal value S/(000)	Average term (in years)
Position purchased (Libor is paid)
Interest rate swaps
3-month Libor	1,430,620	6.5	1,586,448	7.8
6-month Libor	315,045	9.4	314,073	10.3

	1,745,665		1,900,521

Cross currency swaps
6-month Libor	289,680	2.6	199,840	3.7

Total	2,035,345		2,100,361

Position sold (Libor is received)
Interest rate swaps
3-month Libor	1,628,689	7.1	1,497,632	8.5
6-month Libor	593,862	3.2	297,503	5.9

	2,222,551		1,795,135

Cross currency swaps
6-month Libor	586,602	2.5	231,980	3.6

Total	2,809,153		2,027,115